Share Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance				9,165,197
Share-based Payment Arrangement, Expense				$ 1,440,000	$ 2,010,000
Share-based Payment Arrangement, Expense, Tax Benefit				$ 23,000	$ 211,000
Number of options approved for grant				1,349,997	1,141,392
Exercise price of options, granted				$ 0.74	$ 0.86
Share-based Payment Arrangement, Expense				$ 1,440,000	$ 2,010,000
Employees Directors and Consultants [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense		$ 1,048,000	$ 656,000
Number of options approved for grant	285,498
Exercise price of options, granted	$ 0.64
Share-based Payment Arrangement, Expense		1,048,000	$ 656,000
Unrecognized compensation cost		$ 5,000.0
Weighted average period		1 year 10 months 24 days
Weighted average grant date fair value of options granted		$ 8.55
Employees Directors and Consultants [member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Employees Directors and Consultants [member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years